Commitments and Contingencies - Schedule of Future Minimum Payments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule Of Future Minimum Payments Abstract
2025	$ 34,211	$ 547,439
2026	69,783	532,424
2027	47,444	548,073
Total	151,438	2,352,812
Less imputed interest	(11,403)	(547,439)
PV of Payments	$ 140,035	$ 1,251,319